COMMITMENTS AND CONTINGENCIES (Q3) (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Purchase price	$ 25,000		$ 25,000
Underwriting Agreement
Loss Contingencies [Line Items]
Deferred Fees, Payable per Unit		$ 0.35
Deferred Fee Payable		$ 8,050,000
Forward Purchase Agreement
Loss Contingencies [Line Items]
Purchase price		$ 100,000,000.0	$ 100,000,000.0
Commitment fee (in percent)		2.00%	2.00%
Open Market or Privately Negotiated Transactions
Loss Contingencies [Line Items]
Purchase price		$ 85,000,000.0	$ 85,000,000.0
Right Of First Refusal [Member]
Loss Contingencies [Line Items]
Percentage of outstanding common stock of the post-business combination		5.00%	5.00%
Maximum duration (in years)		3 years	3 years
Maximum
Loss Contingencies [Line Items]
Commitment carrying costs			$ 1,000,000.0
Maximum | Forward Purchase Agreement
Loss Contingencies [Line Items]
Commitment carrying costs		$ 1,000,000.0	100,000,000.0
Additional financing amount		$ 400,000,000	$ 400,000,000